SIGNIFICANT ACCOUNTING POLICIES - Weighted average assumptions of options granted (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.71%	25.56%	25.28%
Risk-free interest rate	4.24%	3.16%	0.65%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 5 months 12 days	4 years 9 months	4 years 2 months 19 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	19.66%	22.16%	22.44%
Risk-free interest rate	5.35%	2.56%	0.24%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days